Taxes (Tables)	12 Months Ended
Jun. 30, 2025
Taxes [Abstract]
Schedule of Income Tax Provision (Benefit)	The components of the income tax provision (benefit) were as follows:
	For the Fiscal Year Ended June 30,
	2025	2024	2023
Current income tax provision	$716,897	$716,782	$42,998
Deferred income tax provision	-	-	-
Total	$716,897	$716,782	$42,998

Schedule of Net Deferred Tax Assets	The following table summarizes net deferred tax assets resulting from differences between financial accounting basis and tax basis of assets and liabilities:
	As of June 30,
	2025	2024
Deferred tax assets (liabilities):
Provision for credit losses	$377,663	$251,640
Net operating loss carried forward	230,456	248,120
Unrealized gains from fair value changes of equity securities	(164,157)	(161,816)
Total deferred tax assets	443,962	337,944
Less: valuation allowance	(443,962)	(337,944)
Deferred tax assets, net of valuation allowance	$-	$-

Schedule of Provision for Income Taxes	A reconciliation between the Company’s actual provision for income taxes and the provision at the PRC mainland statutory rate is as follows:
	For the Fiscal Year Ended June 30,
	2025	2024	2023
Income before income tax expenses	$(737,235)	$3,226,425	$2,130,692
Computed income tax expenses with statutory tax rate	(151,301)	806,606	532,673
Tax effect of preferential tax treatments	81,193	8,582	(10,490)
Tax adjustments on government grant received (Taxable income)	713,406	-	-
Tax effect of non-deductible items	32,993	56,508	11,594
Tax effect of temporary differences	121,526	(346)	(55,085)
Effect of net operating loss carryforward	(19,229)	(154,568)	(435,694)
Others	(61,691)	-	-
Income tax expenses	$716,897	$716,782	$42,998